Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,861,554	$ 776,220
Short-term investments	2,826,055	1,966,607
Accounts receivable, net	2,129,283	2,747,203
Accounts receivable-related parties, net	696,086	1,015,152
Advances to suppliers, net	902,460	4,443
Inventories, net	119,809	513,051
Deferred offering cost	1,165,722	788,912
Prepaid expenses and other current assets	1,075,199	209,042
Due from related parties		701
Total current assets	10,776,168	8,021,331
Non-current assets
Non-current accounts receivable	2,009,766	2,031,725
Non-current accounts receivable-related parties	813,297	584,411
Non-current advance to a third party	301,625
Property, equipment and software, net	504,203	847,949
Total non-current assets	3,628,891	3,464,085
Total Assets	14,405,059	11,485,416
Current Liabilities
Accounts payable	379,413	185,223
Deferred revenue	752,286	763,191
Taxes payable	943,452	726,447
Due to related parties	3,005
Accrued expenses and other current liabilities	303,075	291,207
Total Current Liabilities	2,381,231	1,966,068
Non-current Liabilities
Deferred income tax liabilities, non-current	857,364	563,657
Total non-current liabilities	857,364	563,657
Total Liabilities	3,238,595	2,529,725
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares (par value $0.0001 per share, 500,000,000 shares authorized; 10,987,679 and 10,987,679 shares issued and outstanding at December 31, 2020 and 2019, respectively)	1,099	1,099
Additional paid-in capital	2,628,356	2,628,356
Statutory reserve	713,737	664,747
Retained earnings	7,377,483	5,737,614
Accumulated other comprehensive income (loss)	445,789	(76,125)
Total Shareholders’ Equity	11,166,464	8,955,691
Total Liabilities and Shareholders’ Equity	$ 14,405,059	$ 11,485,416